FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade Receivables Aging (Details) - Trade receivables - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Trade receivable	$ 1,019.1	$ 1,054.4
0-60 days
Disclosure of provision matrix [line items]
Trade receivable	787.8	781.4
61-90 days
Disclosure of provision matrix [line items]
Trade receivable	103.7	107.8
91+ days
Disclosure of provision matrix [line items]
Trade receivable	$ 127.6	$ 165.2